Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Net deferred tax asset
At the beginning of the financial year	$ 530	$ 569	$ 2,023
Income tax credit/(charge) recorded in the income statement	335	(81)	(1,445)
Income tax credit recorded directly in equity	34	15	17
Other movements	31	27	(26)
At the end of the financial year	$ 930	$ 530	$ 569